Intangible Assets, Net (Tables) (Production license)	12 Months Ended
Dec. 31, 2013
Production license
Intangible assets, net
Summary of intangible assets
	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Production license	28,779,986	28,779,986	4,720,429
Accumulated amortization	(15,304,972)	(19,131,215)	(3,137,859)
Total intangible assets, net	13,475,014	9,648,771	1,582,570

Schedule of future amortization of intangible assets
Years Ending December 31,	(RMB) Amount
2014	3,826,243
2015	3,826,243
2016	1,996,285
Total	9,648,771